Schedule of Investments(a)
January 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.01%
Aerospace & Defense–1.12%
General Dynamics Corp.	562,833	$82,556,344
Raytheon Technologies Corp.	1,366,205	91,166,860
		173,723,204
Agricultural & Farm Machinery–1.00%
Deere & Co.	539,912	155,926,586
Air Freight & Logistics–0.94%
United Parcel Service, Inc., Class B	942,212	146,042,860
Apparel Retail–1.52%
TJX Cos., Inc. (The)	3,685,406	236,013,400
Apparel, Accessories & Luxury Goods–0.53%
Columbia Sportswear Co.	941,211	82,318,314
Brewers–3.80%
Anheuser-Busch InBev S.A./N.V. (Belgium)	3,632,377	228,117,079
Heineken N.V. (Netherlands)	3,470,245	361,489,290
		589,606,369
Construction Machinery & Heavy Trucks–1.15%
Cummins, Inc.	764,268	179,159,705
Consumer Finance–1.26%
American Express Co.	1,688,700	196,328,262
Data Processing & Outsourced Services–1.36%
Automatic Data Processing, Inc.	1,280,881	211,499,071
Diversified Chemicals–1.13%
BASF SE (Germany)	2,254,647	174,908,529
Electric Utilities–10.12%
American Electric Power Co., Inc.	1,866,734	151,037,448
Duke Energy Corp.	2,011,670	189,096,980
Entergy Corp.	4,383,545	417,883,345
Exelon Corp.	5,235,585	217,590,912
PPL Corp.	13,608,082	376,535,629
SSE PLC (United Kingdom)	10,871,950	220,727,635
		1,572,871,949
Electrical Components & Equipment–2.45%
ABB Ltd. (Switzerland)	8,784,001	259,248,299
Emerson Electric Co.	1,529,197	121,341,782
		380,590,081
Fertilizers & Agricultural Chemicals–0.51%
Nutrien Ltd. (Canada)	1,619,179	79,746,544
Food Distributors–1.04%
Sysco Corp.	2,257,647	161,444,337
General Merchandise Stores–1.98%
Target Corp.	1,697,778	307,586,440
Household Products–4.71%
Kimberly-Clark Corp.	2,061,845	272,369,725
Shares		Value
Household Products–(continued)
Procter & Gamble Co. (The)	3,578,920	$458,853,333
		731,223,058
Industrial Conglomerates–2.32%
3M Co.	1,271,687	223,384,538
Siemens AG (Germany)	889,406	137,739,368
		361,123,906
Industrial Machinery–3.02%
Flowserve Corp.(b)	6,734,868	239,491,906
Pentair PLC	2,841,666	154,757,130
Stanley Black & Decker, Inc.	434,932	75,456,353
		469,705,389
Integrated Oil & Gas–2.62%
Suncor Energy, Inc. (Canada)	5,256,440	87,925,905
TOTAL SE (France)	7,553,459	318,877,795
		406,803,700
Integrated Telecommunication Services–2.84%
AT&T, Inc.	8,878,354	254,187,275
Deutsche Telekom AG (Germany)	10,458,531	186,511,144
		440,698,419
Investment Banking & Brokerage–0.70%
Charles Schwab Corp. (The)	2,097,202	108,089,791
IT Consulting & Other Services–1.01%
International Business Machines Corp.	1,317,559	156,934,453
Motorcycle Manufacturers–1.51%
Harley-Davidson, Inc.	5,867,161	235,214,485
Movies & Entertainment–1.12%
Walt Disney Co. (The)	1,038,413	174,629,914
Multi-line Insurance–2.83%
Hartford Financial Services Group, Inc. (The)	9,146,009	439,191,352
Multi-Utilities–4.83%
Consolidated Edison, Inc.	1,678,959	118,836,718
Dominion Energy, Inc.	5,344,298	389,545,881
Sempra Energy	1,949,851	241,313,560
		749,696,159
Oil & Gas Equipment & Services–0.68%
Baker Hughes Co., Class A	5,238,064	105,232,706
Oil & Gas Exploration & Production–1.34%
ConocoPhillips	5,215,693	208,784,191
Packaged Foods & Meats–10.59%
Campbell Soup Co.	8,047,005	387,141,411
General Mills, Inc.	9,011,437	523,564,490
Kraft Heinz Co. (The)	4,710,122	157,836,188
Mondelez International, Inc., Class A	5,955,128	330,152,296
Nestle S.A. (Switzerland)	2,199,771	246,432,878
		1,645,127,263

See accompanying notes which are an integral part of this schedule.
Invesco Diversified Dividend Fund

Shares		Value
Paper Packaging–2.80%
Avery Dennison Corp.	698,164	$105,332,003
International Paper Co.	3,925,294	197,481,541
Sonoco Products Co.	2,270,402	131,478,980
		434,292,524
Personal Products–1.37%
L’Oreal S.A. (France)	606,653	212,646,572
Pharmaceuticals–7.44%
Bayer AG (Germany)	2,243,611	135,931,993
Bristol-Myers Squibb Co.	2,976,702	182,858,804
Eli Lilly and Co.	1,409,433	293,119,781
Johnson & Johnson	1,810,373	295,326,148
Merck & Co., Inc.	3,232,834	249,154,516
		1,156,391,242
Property & Casualty Insurance–1.92%
Travelers Cos., Inc. (The)	2,193,662	298,996,131
Regional Banks–8.80%
Comerica, Inc.	3,712,542	212,357,402
Cullen/Frost Bankers, Inc.	1,554,979	143,431,263
Fifth Third Bancorp	6,518,351	188,575,895
KeyCorp	3,783,641	63,792,187
M&T Bank Corp.	2,522,608	334,169,882
PNC Financial Services Group, Inc. (The)	1,032,576	148,195,307
Zions Bancorporation N.A.	6,249,065	275,833,729
		1,366,355,665
Restaurants–0.29%
Darden Restaurants, Inc.	382,596	44,721,646
Soft Drinks–1.96%
Coca-Cola Co. (The)	6,314,569	304,046,497
Specialized REITs–1.17%
Weyerhaeuser Co.	5,835,758	182,017,292
Shares		Value
Specialty Chemicals–1.23%
DuPont de Nemours, Inc.(c)	2,414,553	$191,836,236
Total Common Stocks & Other Equity Interests (Cost $10,938,094,424)		15,071,524,242
Money Market Funds–2.76%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(b)(d)	154,953,811	154,953,811
Invesco Liquid Assets Portfolio, Institutional Class, 0.05%(b)(d)	106,306,838	106,349,361
Invesco Treasury Portfolio, Institutional Class, 0.01%(b)(d)	167,721,126	167,721,126
Total Money Market Funds (Cost $428,990,022)		429,024,298
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.77% (Cost $11,367,084,446)		15,500,548,540
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.58%
Invesco Private Government Fund, 0.01%(b)(d)(e)	35,567,836	35,567,836
Invesco Private Prime Fund, 0.11%(b)(d)(e)	53,330,422	53,351,754
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $88,919,590)		88,919,590
TOTAL INVESTMENTS IN SECURITIES–100.35% (Cost $11,456,004,036)		15,589,468,130
OTHER ASSETS LESS LIABILITIES—(0.35)%		(53,614,101)
NET ASSETS–100.00%		$15,535,854,029
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$135,656,121	$106,483,498	$(87,185,808)	$-	$-	$154,953,811	$8,241
Invesco Liquid Assets Portfolio, Institutional Class	92,565,398	76,059,642	(62,275,577)	225	(327)	106,349,361	19,341
Invesco Treasury Portfolio, Institutional Class	145,666,623	121,695,427	(99,640,924)	-	-	167,721,126	4,443
See accompanying notes which are an integral part of this schedule.
Invesco Diversified Dividend Fund

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$6,232	$181,537,151	$(145,975,547)	$-	$-	$35,567,836	$1,038*
Invesco Private Prime Fund	9,410	270,617,115	(217,296,073)	-	21,302	53,351,754	11,425*
Investments in Other Affiliates:
Flowserve Corp.	201,897,667	1,494,017	(7,888,472)	47,004,370	(3,015,676)	239,491,906	1,338,874
Total	$575,801,451	$757,886,850	$(620,262,401)	$47,004,595	$(2,994,701)	$757,435,794	$1,383,362

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	All or a portion of this security was out on loan at January 31, 2021.
(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
03/11/2021	J.P. Morgan Chase Bank, N.A.	EUR	3,975,553	USD	4,841,600	$13,127
03/11/2021	Royal Bank of Canada	EUR	501,831,749	USD	611,026,323	1,530,902
Total Forward Foreign Currency Contracts						$1,544,029

Abbreviations:
EUR	—Euro
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Diversified Dividend Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$12,588,893,660	$2,482,630,582	$—	$15,071,524,242
Money Market Funds	429,024,298	88,919,590	—	517,943,888
Total Investments in Securities	13,017,917,958	2,571,550,172	—	15,589,468,130
Other Investments - Assets*
Forward Foreign Currency Contracts	—	1,544,029	—	1,544,029
Total Investments	$13,017,917,958	$2,573,094,201	$—	$15,591,012,159

*	Unrealized appreciation.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Diversified Dividend Fund